Item 1. Report to Shareholders

T. Rowe Price U.S. Treasury Money Fund
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November 30, 2003

Certified Semiannual Report

     This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price U.S. Treasury Money Fund
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Certified Semiannual Report (Unaudited)


FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
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                     6 Months      Year
                        Ended     Ended
                     11/30/03   5/31/03   5/31/02   5/31/01  5/31/00   5/31/99

NET ASSET VALUE
Beginning of period   $ 1.000   $ 1.000   $ 1.000   $ 1.000  $ 1.000   $ 1.000

Investment activities
  Net investment
  income (loss)         0.003     0.010     0.023     0.053    0.046     0.044

Distributions
  Net investment
  income               (0.003)   (0.010)   (0.023)   (0.053)  (0.046)   (0.044)

NET ASSET VALUE
End of period         $ 1.000   $ 1.000   $ 1.000   $ 1.000  $ 1.000   $ 1.000

Ratios/Supplemental Data

Total return^           0.26%     1.02%     2.37%     5.44%    4.75%     4.46%

Ratio of total
expenses to average
net assets              0.49%!    0.50%     0.49%     0.49%    0.48%     0.51%

Ratio of net
investment income
(loss) to average
net assets              0.52%!    1.01%     2.32%     5.31%    4.66%     4.37%

Net assets,
end of period
(in millions)         $  1,077  $  1,105  $   970   $   956  $    927  $   890

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price U.S. Treasury Money Fund
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Certified Semiannual Report (Unaudited)                       November 30, 2003

STATEMENT OF NET ASSETS                                     Par         Value
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                                                               In thousands

U.S. TREASURY OBLIGATIONS  100.0%
U.S. Treasury Bills
          0.805%, 12/26/03                            $   20,000   $    19,989

          0.81%, 12/18/03                                 30,000        29,989

          0.895%, 12/11/03                                40,000        39,990

          0.908%, 1/2/04                                  20,000        19,984

          0.91%, 12/11/03                                 50,000        49,987

          0.915%, 12/4/03 - 12/26/03                      30,000        29,992

          0.92%, 12/4/03 - 12/26/03                       40,000        39,984

          0.922%, 12/4/03                                 20,000        19,999

          0.93%, 12/18/03 - 12/26/03                      54,250        54,223

          0.935%, 1/2/04 - 1/15/04                        50,000        49,952

          0.94%, 12/4/03                                  20,000        19,998

          0.942%, 12/26/03                                55,000        54,964

          0.949%, 1/2/04                                  10,000         9,992

          0.95%, 1/22/04                                  20,000        19,973

          0.975%, 1/29/04                                 20,000        19,968

          1.00%, 1/29/04 - 4/29/04                        80,000        79,731

          1.002%, 5/27/04                                 40,000        39,802

          1.005%, 1/8/04                                  20,000        19,979

          1.01%, 2/5/04 - 5/20/04                        130,000       129,528

          1.015%, 12/4/03                                 20,000        19,998

          1.017%, 4/22/04                                 40,000        39,838

          1.0175%, 4/29/04                                40,000        39,830

          1.02%, 2/12/04 - 3/4/04                         30,000        29,932

          1.025%, 2/5/04 - 2/12/04                        30,000        29,942

          1.03%, 2/19/04 - 5/13/04                       100,000        99,709

          1.035%, 5/6/04                                  50,000        49,774

U.S. Treasury Notes, 3.25%, 5/31/04                       20,000        20,203
Total U.S. Treasury Obligations (Cost  $1,077,250)                   1,077,250

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Total Investments in Securities
100.0% of Net Assets (Cost $1,077,250)                             $ 1,077,250

Other Assets Less Liabilities                                             (480)

NET ASSETS                                                         $ 1,076,770
                                                                   -----------
Net Assets Consist of:
Undistributed net investment income (loss)                         $        82

Undistributed net realized gain (loss)                                     144

Paid-in-capital applicable to 1,076,459,425
shares of $0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                   1,076,544

NET ASSETS                                                         $ 1,076,770
                                                                   -----------

NET ASSET VALUE PER SHARE                                          $      1.00
                                                                   -----------

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price U.S. Treasury Money Fund
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Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
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In thousands

                                                                       6 Months
                                                                          Ended
                                                                       11/30/03
Investment Income (Loss)
Interest income                                                        $  5,546

Expenses
  Investment management                                                   1,743

  Shareholder servicing                                                     769

  Custody and accounting                                                     63

  Registration                                                               56

  Prospectus and shareholder reports                                         46

  Legal and audit                                                             9

  Directors                                                                   4

  Miscellaneous                                                               5

  Total expenses                                                          2,695

Net investment income (loss)                                              2,851

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities                                        3

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                 $  2,854
                                                                       --------

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price U.S. Treasury Money Fund
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Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
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In thousands
                                                        6 Months           Year
                                                           Ended          Ended
                                                        11/30/03        5/31/03
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                        $    2,851    $    10,819

  Net realized gain (loss)                                     3             26

  Increase (decrease) in net assets from operations        2,854         10,845

Distributions to shareholders
  Net investment income                                   (2,851)       (10,819)

Capital share transactions *
  Shares sold                                            496,854      1,247,787

  Distributions reinvested                                 2,758         10,422

  Shares redeemed                                       (528,086)    (1,123,321)

  Increase (decrease) in net assets from capital
  share transactions                                     (28,474)       134,888

Net Assets
Increase (decrease) during period                        (28,471)       134,914

Beginning of period                                    1,105,241        970,327

End of period                                         $1,076,770    $ 1,105,241


* Capital share transactions at net asset value of $1.00 per share.

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price U.S. Treasury Money Fund
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Certified Semiannual Report (Unaudited)                        November 30, 2003

Notes To Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Money Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on June 28, 1982. The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Distributions to shareholders are recorded by the fund on the ex-dividend date. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character.


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     Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2003.

     At November 30, 2003, the cost of investments for federal income tax purposes was $1,077,250,000.

NOTE 3- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to the fund's pro-rata share of a group fee. The fee is computed daily and paid monthly. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $281,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $528,000 for the six months ended November 30, 2003, of which $104,000 was payable at period-end.

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T. Rowe Price U.S. Treasury Money Fund
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Certified Semiannual Report

Information On Proxy Voting
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     A description of the policies and procedures that the T. Rowe Price U.S.
     Treasury Money Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics will be filed as a required exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Not effective until registrant's next annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not effective until registrant's next annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR will be filed with the registrant's annual Form N-CSR.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     January 16, 2004